UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ];                             Amendment Number: ___
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Anita Webbon
Title:     General Counsel, Designated Member
Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Anita Webbon               London, England           January 31, 2009
----------------------         -----------------         -------------------
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $331,251 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       ----------------------

                                            Form 13F Information Table

------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
        Column 1         Column 2  Column 3   Column 4          Column 5             Column 6   Column 7           Column 8
------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
     Name of Issuer      Title of    CUSIP     Value   Shrs /     SH /    Put/Call  Investment    Other        Voting Authority
                           Class              (x$1000) Prn Amt    PRN               Discretion  Managers
------------------------ -------- ---------- --------- --------------------------- ------------ ---------- -------------------------
                                                                                                             Sole     Shared   None
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
      Lorillard Inc         COM    544147101   49017    869859      SH                DEFINED      1,2      869859
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
   Union Pacific Corp       COM    907818108   44347    927770      SH                DEFINED      1,2      927770
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
    Virgin Media Inc        COM    92769L101   61371   12298706     SH                DEFINED      1,2     12298706
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
    Diamond Offshore        COM    25271C102   20886    354361      SH                DEFINED      1,2      354361
       Drilling
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
      NYSE Euronext         COM    629491101   85505    3122895     SH                DEFINED      1,2      3122895
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
      Sohu.com Inc          COM    83408W103    7480    158000      SH                DEFINED      1,2      158000
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------
      Wachovia Corp         COM    929903102   62645   11307790     SH                DEFINED      1,2     11307790
------------------------ -------- ---------- --------- ---------- ------- -------- ------------ ---------- ---------- ------- ------


REPORT SUMMARY        DATA RECORDS  7              331251              2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
